COMMITMENTS AND CONTINGENT LIABILITIES - ESTIMATED FUTURE ANNUAL PAYMENTS (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of estimated future annual payments [line items]
Estimated future annual payments	¥ 1,498	¥ 1,309
Within one year
Disclosure of estimated future annual payments [line items]
Estimated future annual payments	390	302
Between one and two years
Disclosure of estimated future annual payments [line items]
Estimated future annual payments	99	69
Between two and three years
Disclosure of estimated future annual payments [line items]
Estimated future annual payments	66	34
Between three and four years
Disclosure of estimated future annual payments [line items]
Estimated future annual payments	63	30
Between four and five years
Disclosure of estimated future annual payments [line items]
Estimated future annual payments	56	29
Thereafter
Disclosure of estimated future annual payments [line items]
Estimated future annual payments	¥ 824	¥ 845